Selling expenses - Schedule of selling expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Selling Expenses [Line Items]
Fees and compensation for services	$ 101	$ 158	$ 4,603	$ 50
rude storage services [Member]
Disclosure Of Selling Expenses [Line Items]
Fees and compensation for services			$ 4,367